Retirement plans - Expense recognized in other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Actuarial gain (loss)	$ 564	$ (77)
Minimum funding requirement	0	0
Actuarial gain (loss), net	$ 564	$ (77)